Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

(16) Income Taxes

(a) Income Tax (Benefit) Expense

Total income tax (benefit) expense for the years ended December 31 is as follows:

	2013	2012	2011
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$42,854	280,018	(63,316)
Deferred tax expense (benefit)	160,438	(324,977)	5,441

Total income tax expense (benefit) attributable to net income	203,292	(44,959)	(57,875)
Income tax effect on equity:
Income tax (benefit) expense allocated to stockholder’s equity:
Attributable to unrealized (losses) gains on investments	(661,574)	192,353	489,768
Attributable to unrealized (losses) gains on postretirement obligation	(127)	95	(19)
Attributable to unrealized (losses) gains on foreign exchange	(889)	325	(291)

Total income tax effect on equity	$(459,298)	147,814	431,583

(b) Components of Income Tax Expense (Benefit)

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2013	2012	2011
Income tax expense (benefit) computed at the statutory rate	$260,567	(30,570)	(2,443)
Dividends-received deductions and tax-exempt interest	(32,037)	(20,015)	(21,415)
State income tax	(2,049)	6,559	4,128
Release AZLPF tax	(5,829)	—	(39,365)
Accrual of tax contingency reserve	2,571	2,223	2,573
Foreign tax, net	(12,209)	(4,551)	(268)
Corporate-owned life insurance	(12,933)	(6,894)	(790)
Penalties	6,376	5,377	—
Other	(1,165)	2,912	(295)

Income tax expense (benefit) as reported	$203,292	(44,959)	(57,875)

(c) Components of Deferred Tax Assets and Liabilities on the Consolidated Balance Sheets

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and other liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:

	2013	2012
Deferred tax assets:
Policy reserves	$1,995,228	2,441,364
Coinsurance deferred income	1,935	3,906
Expense accruals	143,170	141,817
Other-than-temporarily impaired assets	16,468	37,186
Investment income	236,478	4,270
Provision for postretirement benefits	20,984	13,988
Other	781	1,651

Total deferred tax assets	2,415,044	2,644,182

Deferred tax liabilities:
Deferred acquisition costs	(1,346,290)	(391,805)
Depreciation and amortization	(47,147)	(41,130)
Deferred intercompany gain	(3,710)	(4,234)
Net unrealized gains on investments and foreign exchange	(1,301,256)	(2,992,467)

Total deferred tax liabilities	(2,698,403)	(3,429,636)

Net deferred tax liabilities	$(283,359)	(785,454)

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

Income taxes paid (recovered) by the Company were $74,460, $287,491, and $(16,601) in 2013, 2012, and 2011, respectively. At December 31, 2013 and 2012, respectively, the Company had a tax payable to AZOA of $73,372 and $103,300, reported in other liabilities on the Consolidated Balance Sheets.

At December 31, 2013 and 2012, the Company had a tax receivable separate from the agreement with AZOA in the amount of $167 and $10, respectively. These amounts are for foreign taxes and taxes on a majority-owned subsidiary.

The Company’s federal income tax return is consolidated with its parent, AZOA. The Company is no longer subject to U.S. federal, state, and local, or non-U.S. income tax examinations by tax authorities for years prior to 2007. The IRS recently conducted an examination of the consolidated returns filed by AZOA for the 2008 and 2009 tax years. The examination report was approved by the Joint Committee on Taxation in the fourth quarter of 2013, thus the examination has now concluded. There were no adjustments as a result of the examination that materially affected the Company. AZOA has not received notice from the IRS of its intent to examine any subsequent tax periods.

In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
Balance at January 1	$81,012	92,337
Additions based on tax positions related to the current year	680	193
Amounts released related to tax positions taken in prior years	(11,518)	(11,518)

Balance at December 31	$70,174	81,012

The balance at December 31, 2013 consists of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Due to the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2013, 2012, and 2011, the Company recognized expenses of $2,571, $2,223, and $2,573, respectively, in interest and penalties. The Company had $9,952 and $7,381 for the payment of interest and penalties accrued at December 31, 2013 and 2012, respectively.